Stock Option and RSU Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Options
Canceled	(2.1)
Weighted- Average Price
Canceled	$ 14.78
Stock Appreciation Rights (SARs)
Appreciation Units
Granted	4.6
Outstanding at end of period	4.6
Weighted- Average Price
Granted	$ 17.37
Outstanding at end of period	$ 17.37
RSUs
Weighted- Average Price
Outstanding at beginning of period	$ 22.09		$ 22.50		$ 21.59
Granted	$ 17.74		$ 20.62		$ 24.40
Exercised / released	$ 23.56		$ 21.57		$ 21.92
Canceled	$ 21.09		$ 21.61		$ 21.41
Outstanding at end of period	$ 20.59		$ 22.09		$ 22.50
RSUs
Outstanding at beginning of period	8.1		7.6		6.4
Granted	3.0		2.9		2.4
Exercised / released	(1.1)		(0.8)		(0.3)
Canceled	(0.6)		(1.6)		(0.9)
Outstanding at end of period	9.4		8.1		7.6
Option units
Options
Outstanding at beginning of period	16.1		20.2		26.2
Granted			0.2		0.2
Exercised / released	(0.7)		(2.5)		(2.0)
Canceled	(0.6)		(1.8)		(4.2)
Outstanding at end of period	14.8		16.1		20.2
Weighted- Average Price
Outstanding at beginning of period	$ 14.01	[1]	$ 16.93		$ 16.54
Granted			$ 20.67		$ 24.74
Exercised / released	$ 11.46		$ 11.11		$ 10.39
Canceled	$ 15.17		$ 19.04		$ 18.05
Outstanding at end of period	$ 14.30		$ 14.01	[1]	$ 16.93
Class A Options
Options
Outstanding at beginning of period	6.6		10.0		12.4
Canceled	(1.2)		(3.4)		(2.4)
Outstanding at end of period	5.4		6.6		10.0
Weighted- Average Price
Outstanding at beginning of period	$ 1.71		$ 1.60		$ 1.58
Canceled	$ 1.70		$ 1.40		$ 1.48
Outstanding at end of period	$ 1.72		$ 1.71		$ 1.60

[1]	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend.